EMPLOYEE BENEFIT LIABILITIES - Reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions are constant (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected rate of salary increase
Reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions
Increase in assumption	6.51%	6.27%	4.84%
Change in defined benefit obligation if increase in assumption	$ (49)	$ (105)	$ (97)
Increase in previous assumption	5.90%	5.70%	4.40%
Discount rate of the plan assets and liability
Reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions
Increase in assumption		1.00%	1.00%
Change in defined benefit obligation if increase in assumption	$ (13)	$ 57	$ (29)
Decrease in assumption		1.00%	1.00%
Change in defined benefit obligation if decrease in assumption	$ 45	$ 128	$ 38